CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	11 Months Ended		4 Months Ended		12 Months Ended
	Dec. 31, 2014		May 13, 2014		Dec. 31, 2013		Dec. 31, 2012
REVENUES AND OTHER INCOME
Lease revenue	$ 2,513,179
Net gain on sale of assets	19,340
Other income	90,843	[1]
TOTAL REVENUES AND OTHER INCOME	2,623,362
EXPENSES
Depreciation and amortization	932,782	[2]
Asset impairment	7,153	[3]
Interest expense	502,052
Leasing expenses	135,148
Transaction and integration related expenses	46,962
Selling, general and administrative expenses	183,935	[4]
TOTAL EXPENSES	1,808,032
INCOME (LOSS) BEFORE INCOME TAXES	815,330
Provision (benefit) for income taxes	127,516
NET INCOME (LOSS)	687,814
Net (income) attributable to non-controlling interest
NET INCOME ATTRIBUTABLE TO BENEFICIAL OWNERS	687,814
Predecessor
REVENUES AND OTHER INCOME
Lease revenue			1,526,885	[5]	4,166,033	[5]	4,345,602	[5]
Flight equipment marketing and gain on aircraft sales			56,921		128,120		35,388
Other income			44,153		123,232		123,250
TOTAL REVENUES AND OTHER INCOME			1,627,959		4,417,385		4,504,240
EXPENSES
Depreciation and amortization			666,134	[2]	1,850,303	[2]	1,918,728	[2]
Asset impairment			49,247	[3],[6]	1,401,400	[3],[6]	192,362	[3],[6]
Interest expense			496,535	[7]	1,426,900	[7]	1,555,567	[7]
Loss on early extinguishment of debt					17,695		22,934
Leasing expenses			37,619	[8]	71,594	[8]	134,825	[8]
Other expenses			3,298		111,637		51,814
Selling, general and administrative expenses			153,890		334,340		256,919
TOTAL EXPENSES			1,406,723		5,213,869		4,133,149
INCOME (LOSS) BEFORE INCOME TAXES			221,236		(796,484)		371,091
Provision (benefit) for income taxes			77,328		(279,401)		(39,231)
NET INCOME (LOSS)			$ 143,908		$ (517,083)		$ 410,322

[1]	Includes interest income of $33,262 and commission revenue of $1,445 from AerCap. See Note 9-Related Party Transactions.
[2]	Amounts were presented as Depreciation of flight equipment in the Predecessor financial statements.
[3]	Amounts were presented as Aircraft impairment charges and fair value adjustments in the Predecessor financial statements.
[4]	Includes allocated corporate costs of $52,712 from AerCap. See Note 9-Related Party Transactions.
[5]	Amounts were presented as Rental of flight equipment in the Predecessor financial statements.
[6]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 for the period beginning January 1, 2014 and ending May 13, 2014, and $1,162,843 and $102,662 for the years ended December 31, 2013 and 2012, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $49,247 for the period beginning January 1, 2014 and ending May 13, 2014, and $238,557 and $89,700 for the years ended December 31, 2013 and 2012, respectively, in the Predecessor financial statements.
[7]	Amounts were presented as Interest in the Predecessor financial statements.
[8]	Amounts were presented as Aircraft costs in the Predecessor financial statements.